Operating segments (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net revenue from transaction activities and other services	R$ 2,493,094	R$ 3,128,878	R$ 3,144,358
Net revenue from subscription services and equipment rental	889,319	746,196	717,432
Other income	754,135	498,339	670,056
Revenue and other operating income	14,153,841	12,049,617	10,761,149
Cost of sales	(3,365,431)	(2,832,504)	(2,370,159)
Administrative expenses	(921,667)	(845,458)	(902,191)
Selling expense	(2,147,751)	(1,840,016)	(1,432,852)
Finance costs	(4,479,266)	(3,660,234)	(3,956,164)
Software business goodwill impairment loss	(157,991)	(3,558,049)	0
Other operating income (expense)	(447,452)	(386,244)	(217,075)
Total expenses	(11,361,567)	(9,564,456)	(8,847,867)
Share of profit (loss) of associates accounted for using equity method	(2,456)	399	(4,179)
Profit (loss) before tax	2,789,818	2,485,560	1,909,613
Current tax expense (income)	566,138	485,025	323,421
Deferred tax expense (income)	(153,379)	(20,085)	31,572
Profit (loss) from discontinued operations	(37,900)	(3,527,670)	45,800
Net monetary position in hyperinflationary economies associated with assets held for sale	20,578
Exchange differences on translation of foreign operations associated with assets held for sale	(52,779)
Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale	(32,201)
Discontinued operations [member]
Disclosure of operating segments [line items]
Net revenue from transaction activities and other services	97,674	87,140	165,407
Net revenue from subscription services and equipment rental	1,094,009	1,100,735	1,107,523
Other income	19,988	19,961	20,923
Revenue and other operating income	1,211,671	1,207,836	1,293,853
Cost of sales	(552,926)	(556,623)	(612,599)
Administrative expenses	(180,799)	(285,041)	(286,678)
Selling expense	(276,633)	(265,459)	(265,423)
Finance costs	(35,514)	(33,372)	(43,301)
Software business goodwill impairment loss	(157,991)	(3,558,049)	0
Other operating income (expense)	14,725	(12,481)	(24,137)
Total expenses	(1,189,138)	(4,711,025)	(1,232,138)
Share of profit (loss) of associates accounted for using equity method	0	0	(510)
Profit (loss) before tax	22,533	(3,503,189)	61,205
Current tax expense (income)	(55,537)	(42,894)	(22,392)
Deferred tax expense (income)	(4,896)	18,413	6,987
Profit (loss) from discontinued operations	R$ (37,900)	R$ (3,527,670)	R$ 45,800